Operating Segment Analysis (Tables)	12 Months Ended
Jun. 30, 2022
Operating Segments [Abstract]
Summary of geographical information about non-current assets
Geographical information about the Group's non-current assets (excluding deferred tax asset) is based on locations where the assets are accumulated:

	2022 £’000	2021 £’000 (Restated) (1)
United Kingdom	£33,771	£30,177
North America	74,508	67,877
Europe	151,213	146,414
RoW (2)	16,967	14,810
Total	£276,459	£259,278
(1) Restated to include the effects of IFRIC agenda decision on cloud configuration and customisation costs and to include the effect of revisions arising from provisional to final acquisition accounting for Five and Levvel (refer to note 3C for details).

(2) Rest of World (RoW)